Prospectus supplement dated November 24, 2021
to the following prospectus(es):
Wells Fargo Gold Variable Annuity prospectus dated May 1, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
1.	The prospectus offers the following underlying mutual funds as investment options under the contract.
Effective on or about December 6, 2021 (the "Effective Date"), the name of the investment options are updated as indicated below:
CURRENT NAME	UPDATED NAME
Wells Fargo Variable Trust – VT Index Asset Allocation Fund: Class 2	Allspring Variable Trust - VT Index Asset Allocation Fund: Class 2
Wells Fargo Variable Trust – VT Omega Growth Fund: Class 2	Allspring Variable Trust – VT Omega Growth Fund: Class 2
Wells Fargo Variable Trust – VT Small Cap Growth Fund: Class 2	Allspring Variable Trust – VT Small Cap Growth Fund: Class 2
2.	On the Effective Date, the Sub-Advisors, Wells Capital Management, LLC and Wells Fargo Asset Management, will be renamed to Allspring Global Investments.
PROS-0609
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